SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 19, 2014	Apr. 08, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted shares granted to employees and directors [Member]
Number of option
Outstanding, January 1, 2018			12,580,280
Granted			5,000,000
Forfeited			0
Exercised			(10,503,520)
Outstanding, December 31, 2018			7,076,760	12,580,280
Vested and expected to vest at December 31, 2018			7,076,760
Exercisable at December 31, 2018			0
Weighted average grant date fair value per share
Outstanding, January 1, 2018			$ 0.96
Granted			1.41	$ 0
Forfeited			0
Exercised			1.05
Outstanding, December 31, 2018			1.15	$ 0.96
Vested and expected to vest at December 31, 2018			$ 1.15
Weighted average remaining contractual year
Outstanding			8 years 11 months 26 days	9 years 7 months 17 days
Granted			9 years 5 months 26 days
Vested and expected to vest at December 31, 2018			8 years 11 months 26 days
Aggregated intrinsic value
Outstanding			$ 5,364	$ 12,719	$ 3,790
Vested and expected to vest at December 31, 2018			$ 5,364
Employees and Directors [Member]
Number of option
Outstanding, January 1, 2018			41,987,560
Granted		13,864,000	0	0
Forfeited			0
Exercised			(6,513,460)
Outstanding, December 31, 2018			35,474,100	41,987,560
Vested and expected to vest at December 31, 2018			35,248,669
Exercisable at December 31, 2018			32,524,100
Weighted average exercise price
Outstanding, January 1, 2018			$ 1.04
Granted	$ 3.232	$ 0.40	0
Forfeited			0
Exercised			0.92
Outstanding, December 31, 2018			1.07	$ 1.04
Vested and expected to vest at December 31, 2018			1.07
Exercisable at December 31, 2018			1.00
Weighted average grant date fair value per share
Outstanding, January 1, 2018			1.18
Granted			0		$ 0.89
Forfeited			0
Exercised			1.28
Outstanding, December 31, 2018			1.17	$ 1.18
Vested and expected to vest at December 31, 2018			1.17
Exercisable at December 31, 2018			$ 1.19
Weighted average remaining contractual year
Outstanding			11 months 8 days	1 year 7 months 2 days
Vested and expected to vest at December 31, 2018			10 months 13 days
Exercisable at December 31, 2018			10 months 2 days
Aggregated intrinsic value
Outstanding			$ 2,078	$ 3,986
Vested and expected to vest at December 31, 2018			1,953
Exercisable at December 31, 2018			$ 2,078